Debt securities in issue - Summary of debt securities in issue (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 2,409,361	$ 2,260,288
Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	83,170	84,431
Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	164,466	148,505
Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	236,323	196,093
Debt securities | Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,404	1,400
Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	130,364	109,351
Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	104,555	85,342
Bonds and medium-term notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	180,969	162,277
Other debt securities in issue
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	55,354	33,816
HSBC Holdings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	109,870	97,614
HSBC Holdings | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	30,303	25,049
HSBC Holdings | Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	81,531	68,567
HSBC Holdings | Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	24,687	17,767
HSBC Holdings | Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 56,844	$ 50,800